Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Accounts receivable	36,837,847	7,751,252	995,882
Allowance for expected credit losses	(2,668,186)	(465,974)	(59,868)
Total	34,169,661	7,285,278	936,014

Allowance for expected credit losses, net consists of the following:

	2024	2025	2025
	HKD	HKD	US$
Beginning balance, January 1	1,414,818	2,668,186	342,809
Addition (reversal)	1,253,368	(2,202,718)	(283,006)
Exchange realignment	—	506	65
Ending balance, December 31	2,668,186	465,974	59,868